Segment and geographical information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment and geographical information	Segment and geographical informationThe segmentation of manufacturing operations into lumber, NA EWP, pulp and paper and Europe EWP is based on a number of factors, including similarities in products, production processes and economic characteristics. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes. Transactions between segments are at market prices and on standard business terms. The segments follow the accounting policies described in these consolidated financial statement notes, where applicable, and earnings before tax has been identified as the measure of segment profit and loss.

January 1, 2021 to December 31, 2021	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total

Sales
To external customers	$4,804	$4,264	$727	$723	$—	$10,518
To other segments	106	9	—	—	(115)	—
	$4,910	$4,273	$727	$723	$(115)	$10,518
Cost of products sold	(2,241)	(1,521)	(541)	(457)	115	(4,645)
Freight and other distribution costs	(404)	(262)	(137)	(43)	—	(846)
Export duties, net	(146)	—	—	—	—	(146)
Amortization	(164)	(289)	(34)	(88)	(9)	(584)
Selling, general and administration	(146)	(76)	(34)	(22)	(34)	(312)
Equity-based compensation	—	—	—	—	(40)	(40)
Operating earnings	$1,809	$2,125	$(19)	$113	$(83)	$3,945
Finance expense, net	(17)	(3)	(5)	(1)	(19)	(45)
Other	2	(1)	2	—	(5)	(2)
Earnings before tax	$1,794	$2,121	$(22)	$112	$(107)	$3,898

Total assets	$3,557	$4,154	$448	$953	$1,321	$10,433
Total liabilities	$668	$552	$99	$223	$1,235	$2,777
Capital expenditures[1]	$146	$424	$35	$28	$2	$635
1.NA EWP capital expenditures includes $276 million relating to the asset acquisition of the idled OSB mill near Allendale, South Carolina.

January 1, 2020 to December 31, 2020 (currency remeasurement)	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total

Sales
To external customers	$3,258	$467	$648	$—	$—	$4,373
To other segments	98	7	—	—	(105)	—
	$3,356	$474	$648	$—	$(105)	$4,373
Cost of products sold	(1,871)	(303)	(490)	—	105	(2,559)
Freight and other distribution costs	(361)	(42)	(126)	—	—	(529)
Export duties, net	(57)	—	—	—	—	(57)
Amortization	(151)	(13)	(31)	—	(8)	(203)
Selling, general and administration	(128)	(22)	(33)	—	(2)	(185)
Equity-based compensation	—	—	—	—	(9)	(9)
Operating earnings	$788	$94	$(32)	$—	$(19)	$831
Finance expense, net	(17)	(4)	(6)	—	—	(27)
Other	(2)	5	(8)	—	(9)	(14)
Earnings before tax	$769	$95	$(46)	$—	$(28)	$790

Total assets	$3,138	$249	$432	$—	$359	$4,178
Total liabilities	$520	$45	$130	$—	$1,005	$1,700
Capital expenditures	$149	$10	$19	$—	$2	$180
The geographic distribution of non-current assets and external sales is as follows:

	Non-current assets			Sales by geographic area[1]
		Currency remeasurement	Currency remeasurement		Currency remeasurement
	2021	2020	January 1, 2020	2021	2020
Canada	$3,825	$1,654	$1,577	$1,682	$853
United States	2,838	1,188	1,134	7,286	2,860
China	—	—	—	465	467
Other Asia	—	—	—	341	174
Europe[2,3]	553	—	—	737	17
Other	—	—	—	7	2
	$7,216	$2,842	$2,711	$10,518	$4,373
1.Sales distribution is based on the location of product delivery.
2. 2021 non-current assets balance includes non-current assets located in the U.K. and Belgium.
3.Sales balances includes sales to the U.K.